Restricted Net Asset Parent Only Financial Information (Details Textual) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Yingli Green Energy Parent Company [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Percentage Of Net After Tax Income To Be Set Aside Prior To Dividend	10.00%